Alliance
Municipal
Trust

- California Portfolio

                             Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)    Alliance Municipal Trust - California Portfolio
================================================================================

    Principal
     Amount
      (000)   Security (a)                                 Yield      Value
--------------------------------------------------------------------------------
              MUNICIPAL BONDS-88.2%
              CALIFORNIA-85.6%
              Alameda County IDB
              (Ream Enterprises Project)
              Series A AMT
    $ 1,150   11/01/20 (b) .............................   1.50%   $ 1,150,000
              Alameda County IDR
              (Heat & Control Inc.
              Project)
              Series 95A AMT
      4,900   11/01/25 (b) .............................   1.55      4,900,000
              Alameda County IDR
              (JMS Family Partnership
              Project)
              Series 95A AMT
      2,230   10/01/25 (b) .............................   1.50      2,230,000
              Auburn Union School
              District COP
              (Capital Improvement
              Project)
              Series 97
      3,000   12/01/23 (b) .............................   1.50      3,000,000
              Big Bear Lake IDR
              (Southwest Gas Corp.)
              Series 93A AMT
     14,600   12/01/28 (b) .............................   1.50     14,600,000
              California County IDR
              (S&P Investment Project)
              Series 88A AMT
        770   9/01/08 (b) ..............................   1.50        770,000
              California Economic
              Development Authority
              (Marko Foam Products, Inc.)
              Series 96 AMT
      2,720   10/01/26 (b) .............................   2.70      2,720,000
              California Economic
              Development Finance
              Authority
              (Valley Plating Works, Inc.)
              Series 95 AMT
      3,340   10/01/20 (b) .............................   2.70      3,340,000
              California Infrastructure
              and Economic
              Development Bank
              (Nelson Name Plate Co.
              Project)
              Series 99 AMT
      2,600   5/01/14 (b) ..............................   1.55      2,600,000
              California Pollution
              Control Finance
              Authority
              (Athens Disposal
              Co., Inc.)
              Series 95A AMT
      3,500   1/01/16 (b) ..............................   1.60%     3,500,000
              California Pollution
              Control Finance Authority
              (Atlas Disposal
              Industries LLC)
              Series 99A AMT
      2,400   5/01/19 (b) ..............................   1.65      2,400,000
              California Pollution
              Control Finance
              Authority
              (BLT Enterprises)
              Series 99A AMT
      3,740   4/01/14 (b) ..............................   1.60      3,740,000
              California Pollution
              Control Finance
              Authority
              (Blue Line Transfer Inc.)
              Series 99A AMT
      4,830   8/01/19 (b) ..............................   1.60      4,830,000
              California Pollution
              Control Finance
              Authority
              (Burney Forest Project)
              Series 88A AMT
      4,200   9/01/20 (b) ..............................   1.70      4,200,000
              California Pollution
              Control Finance
              Authority
              (Burrtec Waste Project)
              Series 00A AMT
      7,725   6/01/20 (b) ..............................   2.10      7,725,000
              California Pollution
              Control Finance
              Authority
              (Burrtec Waste Project)
              Series 97B AMT
      1,700   7/01/12 (b) ..............................   2.10      1,700,000
              California Pollution
              Control Finance
              Authority
              (Colmac Energy Project)
              Series 90A AMT
      2,800   12/01/16 (b) .............................   1.45      2,800,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

    Principal
     Amount
      (000)   Security (a)                                 Yield      Value
--------------------------------------------------------------------------------

              California Pollution
              Control Finance
              Authority
              (Contra Costa Waste
              Services)
              Series A AMT
    $ 4,225  12/01/10 (b) .............................   1.60%   $ 4,225,000
              California Pollution
              Control Finance
              Authority
              (CR & R Inc. Project)
              Series 95A AMT
      4,485   10/01/10 (b) .............................   1.65      4,485,000
              California Pollution
              Control Finance
              Authority
              (CR& R, Inc. Project)
              Series 00A AMT
      2,860   9/01/10 (b) ..............................   1.65      2,860,000
              California Pollution
              Control Finance
              Authority
              (Edco Disposal Corp.
              Project)
              Series 96A AMT
      2,515   10/01/16 (b) .............................   1.60      2,515,000
              California Pollution
              Control Finance
              Authority
              (Gilton Solid Waste
              Management)
              Series 95A AMT
      1,200   12/01/05 (b) .............................   1.50      1,200,000
              California Pollution
              Control Finance
              Authority
              (Greenteam of San
              Jose Project)
              Series 01A AMT
      3,000   9/01/16 (b) ..............................   1.60      3,000,000
              California Pollution
              Control Finance
              Authority
              (Greenteam of San
              Jose Project)
              Series 97A AMT
      1,695   8/01/12 (b) ..............................   1.60      1,695,000
              California Pollution
              Control Finance
              Authority
              (Greenwaste Recovery)
              Series 99B AMT
      3,365   6/01/14 (b) ..............................   1.65      3,365,000
              California Pollution
              Control Finance
              Authority
              (New United Motor
              Manufacturing)
              Series 98A AMT
      2,000   4/01/18 (b) ..............................   1.50      2,000,000
              California Pollution
              Control Finance
              Authority
              (Norcal Waste Systems,
              Inc. Project)
              Series 01 AMT
      3,465   12/01/26 (b) .............................   1.65      3,465,000
              California Pollution
              Control Finance
              Authority
              (Santa Clara Valley
              Industries)
              Series 98A AMT
      1,690   3/01/18 (b) ..............................   1.65      1,690,000
              California Pollution
              Control Finance
              Authority
              (Santa Fe Geothermal
              Inc.)
              Series 83
      2,400   9/01/13 (b) ..............................   1.90      2,400,000
              California Pollution
              Control Finance
              Authority
              (Sunset Waste Paper,
              Inc.)
              Series 00A AMT
      5,590   11/01/20 (b) .............................   1.60      5,590,000
              California Pollution
              Control Finance
              Authority
              (Waste Management,
              Inc. Project)
              Series 01A AMT
      4,000   7/01/31 (b) ..............................   1.60      4,000,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

    Principal
     Amount
      (000)   Security (a)                                 Yield      Value
--------------------------------------------------------------------------------

              California Pollution
              Control Finance
              Authority
              (West Valley Manufacturing
              Project) Series 97A AMT
     $2,200   6/01/12 (b) ..............................   2.10%   $ 2,200,000
              California Pollution
              Control Finance
              Authority
              (West Valley Project) Series 00A AMT
      8,200   6/01/30 (b) ..............................   2.10      8,200,000
              California School
              Cash Reserve Program
              Pool BondsSeries 01A
     15,000   7/03/02 (a) ..............................   2.65     15,098,895
              California Statewide
              Community Development
              Authority
              (Artefex Project)
              Series 97E AMT
      1,870   7/01/17 (b) ..............................   2.55      1,870,000
              California Statewide
              Community Development
              Authority
              (Biocol Investments) Series 97B AMT
      1,230   5/01/22 (b) ..............................   2.55      1,230,000
              California Statewide
              Community Development
              Authority
              (Chino Basin Municipal
              Water Project)
              Series 90 AMT
      3,075   8/01/10 (b) ..............................   1.55      3,075,000
              California Statewide
              Community Development
              Authority
              (Contech Construction) Series 89 AMT
        960   5/01/09 (b) ..............................   1.50        960,000
              California Statewide
              Community Development
              Authority
              (Creekside Apts.) Series 01EE AMT
     11,635   3/15/02 (a) ..............................   2.00     11,635,000
              California Statewide
              Community Development
              Authority
              (Grundfos Pumps Corp.Project) Series 89
      1,000   5/01/09 (b) ..............................   1.50      1,000,000
              California Statewide
              Community Development
              Authority
              (Integrated Rolling Co.) Series 99A AMT
      2,550   7/01/09 (b) ..............................   1.55      2,550,000
              California Statewide
              Community Development
              Authority
              (Jewish FederationCouncil) Series 00A
      7,580   5/01/30 (b) ..............................   1.55      7,580,000
              California Statewide
              Community Development
              Authority
              (Pacific Bearings Co.Project) Series 96L AMT
      1,540   10/01/06 (b) .............................   2.55      1,540,000
              California Statewide
              Community Development
              Authority
              (Primary Color Project) Series 97F AMT
      1,160   7/01/17 (b) ..............................   2.55      1,160,000
              California Statewide
              Community Development
              Authority
              (Sunrise of Moraga) Series 97G AMT
      3,600   7/01/27 (b) ..............................   1.95      3,600,000
              California Statewide
              Economic Development
              Authority
              (Pioneer Converting Inc.) AMT
      1,585   4/01/16 (b) ..............................   1.50      1,585,000
              Carlsbad Unified
              School District COP
              (School Facility Bridge
              Funding) FSA
      6,000   9/01/23 (b) ..............................   1.50      6,000,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

    Principal
     Amount
      (000)   Security (a)                                 Yield      Value
--------------------------------------------------------------------------------

              Carlsbad Unified School
              District CO
              (School Facility
              Bridge Funding) FSA
    $ 7,000   9/01/30 (b) ..............................   1.50%   $ 7,000,000
              Chula Vista IDR
              (Sutherland/Palumbo
              Project)
              AMT
      2,270   12/01/21 (b) .............................   2.70      2,270,000
              City of Los Angeles
              SFMR
              AMT
      3,500   6/01/02 (a) ..............................   2.71      3,500,383
              City of West Hollywood
              COP
              (Public Facilities Corp.)
              Series 98
      3,050   2/01/25 (b) ..............................   2.45      3,050,000
              Clovis Unified School
              District TRAN
     11,000   6/30/02 (c) ..............................   2.63     11,033,000
              Commerce Joint Powers
              (Precision Wire Productions)
              AMT
      1,965   11/01/14 (b) .............................   1.50      1,965,000
              Contra Costa COP
              (Concord Healthcare Center)
              AMT
      2,985   12/01/12 (b) .............................   1.60      2,985,000
              Contra Costa County
              BOE TRAN
              Series 01
      7,200   7/02/02 ..................................   2.65      7,221,312
              Contra Costa County
              HFA MFHR
              (Park Regency Partners)
              Series 92A AMT
     15,000   8/01/32 (b) ..............................   1.50     15,000,000
              Dublin Housing Authority
              MFHR
              (Park Sierra)
              Series 98A AMT
        900   6/01/28 (b) ..............................   1.50        900,000
              Fillmore COP
              (Water Systems Refining
              & Capital Project)
              Series 97
      7,060   5/01/29 (b) ..............................   1.45      7,060,000
              Fresno County TRAN
     11,250   7/01/02 (c) ..............................   2.63     11,297,270
              Fresno Sewer System
              FGIC
              Series 00A
      3,000   9/01/25 (b) ..............................   1.40      3,000,000
              Golden Empire School
              Finance Authority
              (Kern High School)
              Series B
      2,500   12/01/24 (b) .............................   1.40      2,500,000
              Grand Terrace MFHR
              (Mt. Vernon Villas Project)
              Series 85A
      2,500   2/15/30 (b) ..............................   1.50      2,500,000
              Indio Housing Authority
              MFHR
              (Smoketree Apts.)
              Series A
      3,415   12/01/07 (b) .............................   1.40      3,415,000
              Indio MFHR
              (Olive Courts Apts.)
              Series 96 AMT
        500   12/01/26 (b) .............................   1.50        500,000
              Irvine Improvement Bond
              (Assessment Dist.
              No. 00-18)
              Series 01A
      3,100   9/02/26 (b) ..............................   1.70      3,100,000
              Irvine Improvement Bond
              (Assessment Dist.
              No. 87-8)
              Series 99
      2,700   9/02/24 (b) ..............................   1.70      2,700,000
              Irvine Improvement Bond
              (Assessment Dist.
              No. 94-13)
              Series 97
      1,100   9/02/22 (b) ..............................   1.70      1,100,000
              Kern County COP
              (Pooled Public Projects)
              Series B
      1,800   8/01/06 (b) ..............................   1.40      1,800,000
              Long Beach
              (Southeast Facility Lease
              Revenue)
              Series 95B AMT
     24,342   12/01/18 (b) .............................   1.50     24,342,000
              Los Angeles Community
              Redevelopment Agency
              (Broadway Spring Center)
              Series 87 AMT
      9,900   7/01/12 (b) ..............................   1.75      9,900,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

    Principal
     Amount
      (000)   Security (a)                                 Yield      Value
--------------------------------------------------------------------------------

              Los Angeles County
              TRAN
$15,000       6/28/02 (c) ..............................   2.61%   $15,081,210
              Los Angeles Department
              of Water & Power
              (Power System Revenue)
              Series 00B-2
      3,000   7/01/34 (b) ..............................   1.40      3,000,000
              Los Angeles Department
              of Water & Power
              (Water System Revenue)
              Series 01B-2
      5,000   7/01/35 (b) ..............................   1.45      5,000,000
              Los Angeles HFA MFHR
              (Mission Village Apts.)
              Series 97D AMT
      3,540   7/01/27 (b) ..............................   1.55      3,540,000
              Los Angeles IDA
              (Delta Tau Data
              Systems Inc.)
              Series 98 AMT
      3,800   8/01/23 (b) ..............................   1.60      3,800,000
              Otay Water District COP
              (Capital Projects)
              Series 96
      1,610   9/01/26 (b) ..............................   1.50      1,610,000
              Rancho Mirage Joint
              Powers Financing
              Authority
              (Eisenhower Medical
              Center)
              Series 01B
      6,200   1/01/26 (b) ..............................   1.65      6,200,000
              Rescue Unified School
              District
              (Certificate of Participation)
              FSA
      4,120   10/01/25 (b) .............................   1.55      4,120,000
              Roseville County High
              School District COP
              (Northwest Roseville
              Land Project)
              Series 91
      1,985   8/01/06 (b) ..............................   2.15      1,985,000
              Sacramento County
              Airport Facility
              (Cessna Aircraft Co.)
              Series 98 AMT
      3,700   11/01/28 (b) .............................   1.50      3,700,000
              Sacramento County
              Sanitation District
              (Sacramento Regional)
              Series 00
        950   12/01/30 (b) .............................   1.40        950,000
              San Bernardino
              California HFA MFHR
              (Mountain View Apts.)
              Series 97A
      6,000   3/01/27 (b) ..............................   1.50      6,000,000
              San Francisco
              Redevelopment
              Agency MFHR
              (Antonia Manor Apts.)
              Series 00E AMT
      7,070   12/01/33 (b) .............................   1.50      7,070,000
              San Francisco
              Redevelopment
              Agency MFHR
              (Third & Mission)
              Series 99C AMT
     13,800   7/01/34 (b) ..............................   1.45     13,800,000
              Santa Fe Springs IDA
              (Metal Center, Inc.
              Project)
              Series 89A AMT
      2,150   7/01/14 (b) ..............................   1.50      2,150,000
              South Coast Local
              Education Agency
     15,000   6/28/02 (c) ..............................   2.65     15,043,415
              Southern California
              Public Power Authority
              (Transmission Project
              Revenue)
              AMBAC
        450   7/01/19 (b) ..............................   1.35        450,000
              Southern California
              Public Power Authority
              (Transmission Project)
              FSA
              Series 00A
     10,850   7/01/23 (b) ..............................   1.40     10,850,000
              Yolo County MFHR
              (Primero Grove)
              Series A
     11,715   11/01/27 (b) .............................   1.30     11,715,000
                                                                   -----------
                                                                   422,182,485
                                                                   -----------

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

    Principal
     Amount
      (000)   Security (a)                                 Yield      Value
--------------------------------------------------------------------------------

              PUERTO RICO-2.6%
              Puerto Rico Highway
              & Transportation
              AMBAC
              Series 98A
    $ 9,500   7/01/28 (b) ..............................   1.40%   $  9,500,000
              Puerto Rico Industrial,
              Medical, Higher Education
              & Environmental Authority
              (Ana G. Mendez University
              Systems Project)
              Series 98
      3,400   10/01/21 (b) .............................   1.65       3,400,000
                                                                   ------------
                                                                     12,900,000
                                                                   ------------
              Total Municipal Bonds
              (amortized cost $435,082,485) ............            435,082,485
                                                                   ------------
               COMMERCIAL PAPER-11.4%
               CALIFORNIA-11.4%
               California Infrastructural
               & Economic Development Bank
               (Salvation Army West Territory)
               Series 01
     10,000    8/09/02 (a) ..............................   1.75     10,000,000
               Los Angeles County
               Metropolitan Transit
               Authority
               (Second Subordinate
               Sales Tax)
               Series A
     15,430    1/18/02 (a) ..............................   1.35     15,430,000
               San Diego County
               (Teeter Obligation)
               Series B-1
     15,856    1/28/02 (a) ..............................   1.45     15,856,000
               University of California
               (Board of Regents)
     15,155    2/12/02 (a) ..............................   1.45     15,155,000
                                                                   ------------
                                                                     56,441,000
                                                                   ------------
               Total Commercial Paper
               (amortized cost
               $56,441,000) .............................            56,441,000
                                                                   ------------
               TOTAL INVESTMENTS-99.6%
               (amortized cost
               $491,523,485) ............................           491,523,485
                                                                   ------------
               Other assets less
               liabilities-0.4% .........................             1,896,398
                                                                   ------------
               NET ASSETS-100%
               (offering and redemption
               price of $1.00 per share;
               493,480,824 shares
               outstanding) .............................         $ 493,419,883
                                                                  =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c)   When Issued Securities.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BOE   - Board of Education
      COP   - Certificate of Participation
      FGIC  - Financial Guaranty Insurance Company
      FSA   - Financial Security Assurance, Inc.
      HFA   - Housing Finance Agency/Authority
      IDA   - Industrial Development Authority
      IDB   - Industrial Development Board
      IDR   - Industrial Development Revenue
      MFHR  - Multi-Family Housing Revenue
      SFMR  - Single Family Mortgage Revenue
      TRAN  - Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001 (unaudited)
                                 Alliance Municipal Trust - California Portfolio
================================================================================

INVESTMENT INCOME
    Interest .....................................................                $6,044,008
EXPENSES
    Advisory fee (Note B) ........................................   $1,429,738
    Distribution assistance and administrative service (Note C) ..    1,176,097
    Transfer agency (Note B) .....................................       73,239
    Custodian fees ...............................................       71,514
    Printing .....................................................       28,971
    Audit and legal fees .........................................       12,419
    Registration fees ............................................        3,719
    Trustees' fees ...............................................        1,073
    Miscellaneous ................................................        5,515
                                                                     ----------
    Total expenses ...............................................                 2,802,285
                                                                                  ----------
    Net investment income ........................................                 3,241,723
                                                                                  ----------
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment transactions .................                       963
                                                                                  ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................                $3,242,686
                                                                                  ==========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                    Alliance Municipal Trust - California Portfolio
================================================================================

                                                        Six Months Ended
                                                        December 31, 2001      Year Ended
                                                           (unaudited)        June 30, 2001
                                                        =================   =================
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income ..........................      $   3,241,723       $  19,654,825
    Net realized gain on investment transactions ...                963               7,022
                                                          -------------       -------------
    Net increase in net assets from operations .....          3,242,686          19,661,847
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income ..........................         (3,241,723)        (19,654,825)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net decrease (Note E) ..........................       (124,978,674)       (313,601,929)
                                                          -------------       -------------
    Total decrease .................................       (124,977,711)       (313,594,907)
NET ASSETS
    Beginning of period ............................        618,397,594         931,992,501
                                                          -------------       -------------
    End of period ..................................      $ 493,419,883       $ 618,397,594
                                                          =============       =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)    Alliance Municipal Trust - California Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal
Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .98% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2001.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $27,600 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's expenses were reduced by $203 under an expense offset arrangement with AGIS.

                                 Alliance Municipal Trust - California Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $714,869. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended December 31, 2001, such payments by the Portfolio amounted to $461,228, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $55,772, of which $13,804 expires in 2002, $3,239 expires in 2003, $822 expires in 2004 and, $37,907 expires in 2009. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2001, capital paid-in aggregated $493,474,692. Transactions, all at $1.00 per share, were as follows:

                                                    Six Months Ended        Year Ended
                                                      December 31,           June 30,
                                                          2001                 2001
                                                    ================      ==============
Shares sold ...................................         402,313,061        1,717,300,853
Shares issued on reinvestments of dividends ...           3,241,723           19,654,825
Shares redeemed ...............................        (530,533,458)      (2,050,557,607)
                                                     --------------       --------------
Net decrease ..................................        (124,978,674)        (313,601,929)
                                                     ==============       ==============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - California Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                       Six Months
                                         Ended
                                       December 31,                             Year Ended June 30,
                                          2001           =======================================================================
                                       (unaudited)          2001           2000           1999           1998            1997
                                       ==========        ==========     ==========     ==========     ==========      ==========

Net asset value, beginning of period   $     1.00        $     1.00     $     1.00     $     1.00     $     1.00      $     1.00
                                       ----------        ----------     ----------     ----------     ----------      ----------
Income From Investment Operations
Net investment income ..............         .006              .024           .024           .022           .027(a)         .027(a)
                                       ----------        ----------     ----------     ----------     ----------      ----------
Less: Dividends
Dividends from net investment income        (.006)            (.024)         (.024)         (.022)         (.027)          (.027)
                                       ----------        ----------     ----------     ----------     ----------      ----------
Net asset value, end of period .....   $     1.00        $     1.00           1.00     $     1.00     $     1.00      $     1.00
                                       ==========        ==========     ==========     ==========     ==========      ==========
Total Return
Total investment return based on
    net asset value (b) ............          .56%             2.48%          2.39%          2.20%          2.74%           2.76%
Ratios/Supplemental Data
Net assets, end of period
    (000's omitted) ................   $  493,420        $  618,398     $  931,993     $  655,644     $  422,464      $  357,148
Ratio to average net assets of:
    Expenses, net of waivers
      and reimbursements ...........          .98%(c)           .98%           .97%           .98%           .96%            .93%
    Expenses, before waivers
      and reimbursements ...........          .98%(c)           .98%           .97%           .98%           .97%            .96%
    Net investment income ..........         1.13%(c)          2.49%          2.38%          2.18%          2.71%(a)        2.73%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualize

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

Alliance Municipal Trust - California Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |3| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCASR1201